Acquisition of business - Additional Information (Detail) - Kimpton Hotel & Restaurant Group LLC [member] $ in Millions	Jan. 16, 2015 USD ($)
Disclosure of detailed information about business combination [Line Items]
Date of acquisition	Jan. 16, 2015
Acquisition percentage	100.00%
Cash consideration	$ 438
Cash acquired	3
Fair value of net assets acquired - Total	441
Fair value of net assets acquired - Goodwill	167
Brands [member]
Disclosure of detailed information about business combination [Line Items]
Fair value of intangible assets acquired	193
Management contracts [member]
Disclosure of detailed information about business combination [Line Items]
Fair value of intangible assets acquired	$ 71